Income Taxes (Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [line items]
Non capital losses	$ 72,156	$ 81,188
Provision	5,074	5,173
Share issue costs	2,174	3,354
Mineral properties, plant and equipment		244
Lease obligation	656
Derivative liabilities	894
Capital losses	2,496	2,326
Investment in associates	1,397
Unrecognized deductible temporary differences	84,847	92,285
MEXICO
Income Taxes [line items]
Non capital losses	369	349
Investment in associates	198,214	97,705
PERU
Income Taxes [line items]
Non capital losses	70	238
Investment in associates	$ 54,618	$ 69,669